RELATED PARTY TRANSACTIONS - Schedule of Related Party Transaction Relationship (Details)	12 Months Ended
Dec. 31, 2022
Mr. Chen
RELATED PARTY TRANSACTIONS
Relationship with the Group	Founder
Xiaomi
RELATED PARTY TRANSACTIONS
Relationship with the Group	Shareholder of the Group
Foshan Wanwuhulian Trade Co., Limited
RELATED PARTY TRANSACTIONS
Relationship with the Group	Controlled by the Founder